Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Balance Sheet Components
Balance Sheet Components

5.Balance Sheet Components

Property and Equipment, Net

Property and equipment, net of continuing operations consisted of the following:

	December 31,
(in thousands)	2024	2023
Machinery and equipment	$13,437	$13,124
Computer equipment and software	3,582	3,546
Furniture and fixtures	1,055	1,055
Leasehold improvements	5,751	5,751
Finance lease right of use assets	—	2,294
Total property and equipment	23,825	25,770
Accumulated depreciation and amortization	(20,988)	(20,651)
Property and equipment, net - subtotal	2,837	5,119
Less: Property and equipment, net from assets of discontinued operations	(261)	—
Property and equipment, net	$2,576	$5,119

Depreciation and amortization expense related to property and equipment, net from continuing operations was $1.6 million and $1.8 million in 2024 and 2023, respectively. There were no material impairments of property and equipment in 2024 and 2023.

As of December 31, 2024 and 2023, the net book value of software implementation costs of continuing operations related to hosting arrangements was $1.7 million and $2.2 million, respectively, and the amortization expense was immaterial for all periods presented.

Intangible Assets, Net

Intangible assets, net of continuing operations consisted of the following:

	December 31,
(in thousands)	2024	2023
Finite-lived assets, net of accumulated amortization of $2,719 and $639 as of December 31, 2024 and December 31, 2023, respectively	$24,787	$41,871
Indefinite-lived assets - in-process research and development	28,859	28,859
Goodwill	—	943
Intangible assets, net subtotal	53,646	71,673
Less: Intangible assets, net from assets of discontinued operations	—	(4,065)
Intangible assets, net	$53,646	$67,608

Amortization expense related to finite-lived intangible assets from continuing operations was $3.4 million during the year ended December 31, 2024 and immaterial for the year ended December 31, 2023. As of December 31, 2024, amortization expense from continuing operations related to finite-lived assets for each of the five succeeding fiscal years is expected to be approximately $2.7 million. The weighted average remaining life of the finite-lived assets from continuing operations is 9.4 years on December 31, 2024.

In connection with the CIMERLI Sale on March 1, 2024, a finite-lived asset, net of $2.1 million and goodwill of $0.9 million were derecognized and classified within discontinued operations. In connection with the YUSIMRY Sale on June 26, 2024, a finite-lived asset with a net value of $0.9 million was derecognized and classified within discontinued operations.

The exclusive license of NZV930 to Novartis Institutes, acquired as part of the Surface Acquisition, was terminated by Novartis Institutes with an effective date of October 2, 2024. As a result, the Company recognized an impairment charge of $10.6 million for the carrying value of the Novartis Institutes out-license during the three months ended March 31, 2024, which was classified within selling, general and administrative expense in the consolidated statements of operations.

No impairment charges were recognized for goodwill or intangible assets during 2023.

Accrued and Other Current Liabilities

Accrued and other current liabilities of continuing operations consisted of the following:

	December 31,
(in thousands)	2024	2023
Accrued commercial and research and development manufacturing	$12,449	$23,470
Accrued co-development costs and milestone payments	12,500	26,812
Accrued royalties	1,498	42,031
Royalty fee derivative liability (Notes 3 and 9)	13,620	—
Revenue participation liability, current (Note 9)	1,148	—
Accrued other	17,382	7,628
Lease liabilities, current	1,691	2,145
Contingent consideration, current	—	3,300
Total Accrued and other current liabilities - subtotal	60,288	105,386
Less: Accrued and other current liabilities, net from liabilities of discontinued operations, current	—	(11,480)
Total Accrued and other current liabilities	$60,288	$93,906

Other Liabilities, Non-current

Other liabilities, non-current of continuing operations consisted of the following:

	December 31,
(in thousands)	2024	2023
Contingent consideration, non-current	$632	$1,172
Deferred tax liability (Note 14)	1,102	1,102
Revenue participation liability, non-current (Note 9)	27,595	—
Other	—	10,287
Total Other liabilities, non-current - subtotal	29,329	12,561
Less: Other liabilities, non-current from liabilities of discontinued operations, non-current	—	(9,000)
Total Other liabilities, non-current	$29,329	$3,561